Employee Benefit Plans (Schedule Of Actuarial Assumptions Used) (Details)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumptions used to determine benefit obligations, Discount rate	4.06%	5.04%	5.25%
Assumptions used to determine benefit obligations, Expected rate of compensation increase	4.00%	4.00%	4.00%
Assumptions used to determine benefit costs, Discount rate	5.04%	5.25%	5.50%
Assumptions used to determine benefit costs, Expected long-term rate of return on plan assets	7.25%	7.25%	7.25%
Assumptions used to determine benefit costs, Expected rate of compensation increase	4.00%	4.00%	4.00%
Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Assumptions used to determine benefit obligations, Discount rate	3.95%	4.96%	5.00%
Assumptions used to determine benefit costs, Discount rate	4.96%	5.00%	5.50%
Assumptions used to determine benefit costs, Expected long-term rate of return on plan assets	5.11%	5.09%	5.14%